Commitments and Contingencies - Future Minimum Annual Lease Payments (Detail) (USD $)	Mar. 31, 2014
Commitments and Contingencies [Line Items]
2014	$ 46,236
2015	112,895
2016	116,201
2017	68,587
Total	$ 343,919